Summary - Invesco Short Term Bond Fund, Class A, C, R And Y | Invesco Short Term Bond Fund

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Short Term Bond Fund

Effective March 1, 2012, the following information replaces in its entirety the fourth paragraph appearing under the heading “Fund Summary — Principal Investment Strategies of the Fund”:

“The Fund may invest up to 25% of its total assets in foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The Fund may also invest up to 25% of its total assets in securities of issuers located in developing markets. The Fund may only invest in foreign securities denominated in U.S. dollars.”

Effective March 1, 2012, the following information is added as a new fifth paragraph appearing under the heading “Fund Summary — Principal Investment Strategies of the Fund”:

“The Fund may invest up to 20% if its total assets in high yield debt securities (commonly known as “junk bonds”).”

Effective March 1, 2012, the following information is added underneath the last risk appearing under the heading “Fund Summary — Principal Risks of Investing in the Fund”:

“High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.”

Summary - Invesco Short Term Bond Fund, Class Institutional | Invesco Short Term Bond Fund

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Dynamics Fund

Invesco Global Real Estate Fund

Invesco High Yield Fund

Invesco Limited Maturity Treasury Fund

Invesco Money Market Fund

Invesco Real Estate Fund

Invesco Short Term Bond Fund

Invesco U.S. Government Fund

Effective March 1, 2012, the following information replaces in its entirety the fourth paragraph appearing under the heading “Fund Summaries — Invesco Short Term Bond Fund - Principal Investment Strategies of the Fund”:

“The Fund may invest up to 25% of its total assets in foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The Fund may also invest up to 25% of its total assets in securities of issuers located in developing markets. The Fund may only invest in foreign securities denominated in U.S. dollars.”

Effective March 1, 2012, the following information is added as a new fifth paragraph appearing under the heading “Fund Summaries — Invesco Short Term Bond Fund — Principal Investment Strategies of the Fund”:

“The Fund may invest up to 20% if its total assets in high yield debt securities (commonly known as “junk bonds”).”

Effective March 1, 2012, the following information is added underneath the last risk appearing under the heading “Fund Summaries — Invesco Short Term Bond Fund - Principal Risks of Investing in the Fund”:

“High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.”

Summary - Invesco Van Kampen Corporate Bond Fund, Class A, B, C, R And Y | Invesco Van Kampen Corporate Bond Fund

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Van Kampen Corporate Bond Fund

The following information replaces in its entirety the information appearing under the heading “Fund Summary — Performance Information — Average Annual Total Returns”:
“Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Invesco Van Kampen Corporate Bond Fund	Column		Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes Class A, Invesco Van Kampen Corporate Bond Fund	Class A shares: Inception (09/23/1971)		Return Before Taxes			3.61%	4.58%	5.27%		Sep 23, 1971
Return Before Taxes Class B, Invesco Van Kampen Corporate Bond Fund	Class B shares: Inception (09/28/1992)					3.20%	4.64%	5.17%		Sep 28, 1992
Return Before Taxes Class C, Invesco Van Kampen Corporate Bond Fund	Class C shares: Inception (08/30/1993)					7.02%	4.87%	5.04%		Aug 30, 1993
Return Before Taxes Class R, Invesco Van Kampen Corporate Bond Fund	Class R shares: Inception (06/06/2011)	[1]				8.43%	5.34%	5.52%		Jun 6, 2011
Return Before Taxes Class Y, Invesco Van Kampen Corporate Bond Fund	Class Y shares: Inception (08/12/2005)					9.29%	5.90%		5.57%	Aug 12, 2005
Return After Taxes on Distributions Class A, Invesco Van Kampen Corporate Bond Fund	Class A shares: Inception (09/23/1971)		Return After Taxes on Distributions			1.81%	2.73%	3.28%		Sep 23, 1971
Return After Taxes on Distributions and Sale of Fund Shares Class A, Invesco Van Kampen Corporate Bond Fund	Class A shares: Inception (09/23/1971)		Return After Taxes on Distributions and Sale of Fund Shares			2.32%	2.79%	3.28%		Sep 23, 1971
Barclays Capital U.S. Credit Index			Barclays Capital U.S. Credit Index	[2]	(reflects no deductions for fees, expenses or taxes)	8.47%	5.98%	6.55%
Barclays Capital US Corp INV Bd Index			Barclays Capital US Corp INV Bd Index	[2]	(reflects no deductions for fees, expenses or taxes)	9.00%	6.05%	6.57%
Lipper BBB Rated Funds Index			Lipper BBB Rated Funds Index			10.46%	5.57%	5.96%
[1]	Class R shares' performance shown is that of Class A shares of the Fund's (and the predecessor fund's) restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares' performance reflects any applicable fee waiver and/or expense reimbursement.
[2]	The Fund has elected to use the Barclays Capital U.S. Credit Index to represent its broad-based securities/style specific market benchmark rather than the Barclays Capital US Corp INV Bd Index because the Barclays Capital U.S. Credit Index more closely reflects the performance of the types of securities in which the Fund invests.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts. After —tax returns are shown for Class A shares only and after-tax returns for other classes will vary.”

Summary - Invesco Van Kampen Corporate Bond Fund, Class Institutional | Invesco Van Kampen Corporate Bond Fund

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Fund listed below:

Invesco Van Kampen Corporate Bond Fund

The following information replaces in its entirety the information appearing under the heading “Fund Summary — Performance Information — Average Annual Total Returns”:
“Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Invesco Van Kampen Corporate Bond Fund	Column		Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Inception Date
Return Before Taxes Institutional Class, Invesco Van Kampen Corporate Bond Fund	Institutional Class shares: Inception (06/01/2010)	[1]	Return Before Taxes			8.92%	5.65%	5.81%	Jun 1, 2010
Return After Taxes on Distributions Institutional Class, Invesco Van Kampen Corporate Bond Fund	Institutional Class shares: Inception (06/01/2010)	[1]	Return After Taxes on Distributions			6.95%	3.76%	3.80%	Jun 1, 2010
Return After Taxes on Distributions and Sale of Fund Shares Institutional Class, Invesco Van Kampen Corporate Bond Fund	Institutional Class shares: Inception (06/01/2010)	[1]	Return After Taxes on Distributions and Sale of Fund Shares			5.77%	3.69%	3.75%	Jun 1, 2010
Barclays Capital U.S. Credit Index			Barclays Capital U.S. Credit Index	[2]	(reflects no deductions for fees, expenses or taxes)	8.47%	5.98%	6.55%
Barclays Capital US Corp INV Bd Index			Barclays Capital US Corp INV Bd Index	[2]	(reflects no deductions for fees, expenses or taxes)	9.00%	6.05%	6.57%
Lipper BBB Rated Funds Index			Lipper BBB Rated Funds Index			10.46%	5.57%	5.96%
[1]	Institutional Class shares' performance shown prior to the inception date is that of the Fund's (and the predecessor fund's) Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursement. The inception date of the predecessor fund's Class A shares is September 23, 1971.
[2]	The Fund has elected to use the Barclays Capital U.S. Credit Index to represent its broad-based securities/style specific market benchmark rather than the Barclays Capital US Corp INV Bd Index because the Barclays Capital U.S. Credit Index more closely reflects the performance of the types of securities in which the Fund invests.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.”

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb 28, 2011
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Central Index Key	dei_EntityCentralIndexKey	0000842790
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 16, 2011
Prospectus Date	rr_ProspectusDate	Jun 28, 2011
Invesco Short Term Bond Fund | Summary - Invesco Short Term Bond Fund, Class A, C, R And Y
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimisf842790_SupplementTextBlock

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Short Term Bond Fund

Supplement Strategy Narrative [Text Block]	aimisf842790_SupplementStrategyNarrativeTextBlock

Effective March 1, 2012, the following information replaces in its entirety the fourth paragraph appearing under the heading “Fund Summary — Principal Investment Strategies of the Fund”:

“The Fund may invest up to 25% of its total assets in foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The Fund may also invest up to 25% of its total assets in securities of issuers located in developing markets. The Fund may only invest in foreign securities denominated in U.S. dollars.”

Effective March 1, 2012, the following information is added as a new fifth paragraph appearing under the heading “Fund Summary — Principal Investment Strategies of the Fund”:

“The Fund may invest up to 20% if its total assets in high yield debt securities (commonly known as “junk bonds”).”

Supplement Risk Narrative [Text Block]	aimisf842790_SupplementRiskNarrativeTextBlock

Effective March 1, 2012, the following information is added underneath the last risk appearing under the heading “Fund Summary — Principal Risks of Investing in the Fund”:

“High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.”

Invesco Short Term Bond Fund | Summary - Invesco Short Term Bond Fund, Class Institutional
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimisf842790_SupplementTextBlock

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Dynamics Fund

Invesco Global Real Estate Fund

Invesco High Yield Fund

Invesco Limited Maturity Treasury Fund

Invesco Money Market Fund

Invesco Real Estate Fund

Invesco Short Term Bond Fund

Invesco U.S. Government Fund

Supplement Strategy Narrative [Text Block]	aimisf842790_SupplementStrategyNarrativeTextBlock

Effective March 1, 2012, the following information replaces in its entirety the fourth paragraph appearing under the heading “Fund Summaries — Invesco Short Term Bond Fund - Principal Investment Strategies of the Fund”:

“The Fund may invest up to 25% of its total assets in foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The Fund may also invest up to 25% of its total assets in securities of issuers located in developing markets. The Fund may only invest in foreign securities denominated in U.S. dollars.”

Effective March 1, 2012, the following information is added as a new fifth paragraph appearing under the heading “Fund Summaries — Invesco Short Term Bond Fund — Principal Investment Strategies of the Fund”:

“The Fund may invest up to 20% if its total assets in high yield debt securities (commonly known as “junk bonds”).”

Supplement Risk Narrative [Text Block]	aimisf842790_SupplementRiskNarrativeTextBlock

Effective March 1, 2012, the following information is added underneath the last risk appearing under the heading “Fund Summaries — Invesco Short Term Bond Fund - Principal Risks of Investing in the Fund”:

“High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.”

Invesco Van Kampen Corporate Bond Fund | Summary - Invesco Van Kampen Corporate Bond Fund, Class A, B, C, R And Y
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimisf842790_SupplementTextBlock

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Van Kampen Corporate Bond Fund

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Supplement Average Annual Total Returns [Text Block]	aimisf842790_SupplementAverageAnnualTotalReturnsTextBlock	The following information replaces in its entirety the information appearing under the heading “Fund Summary — Performance Information — Average Annual Total Returns”:
Caption	rr_AverageAnnualReturnCaption	“Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts. After —tax returns are shown for Class A shares only and after-tax returns for other classes will vary.”
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After —tax returns are shown for Class A shares only and after-tax returns for other classes will vary.”
Invesco Van Kampen Corporate Bond Fund | Summary - Invesco Van Kampen Corporate Bond Fund, Class Institutional
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimisf842790_SupplementTextBlock

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Fund listed below:

Invesco Van Kampen Corporate Bond Fund

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Supplement Average Annual Total Returns [Text Block]	aimisf842790_SupplementAverageAnnualTotalReturnsTextBlock	The following information replaces in its entirety the information appearing under the heading “Fund Summary — Performance Information — Average Annual Total Returns”:
Caption	rr_AverageAnnualReturnCaption	“Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.”
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Invesco Van Kampen Corporate Bond Fund | Return Before Taxes | Class A, Invesco Van Kampen Corporate Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A shares: Inception (09/23/1971)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.61%
5 Years	rr_AverageAnnualReturnYear05	4.58%
10 Years	rr_AverageAnnualReturnYear10	5.27%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 23, 1971
Invesco Van Kampen Corporate Bond Fund | Return Before Taxes | Class B, Invesco Van Kampen Corporate Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B shares: Inception (09/28/1992)
1 Year	rr_AverageAnnualReturnYear01	3.20%
5 Years	rr_AverageAnnualReturnYear05	4.64%
10 Years	rr_AverageAnnualReturnYear10	5.17%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 1992
Invesco Van Kampen Corporate Bond Fund | Return Before Taxes | Class C, Invesco Van Kampen Corporate Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C shares: Inception (08/30/1993)
1 Year	rr_AverageAnnualReturnYear01	7.02%
5 Years	rr_AverageAnnualReturnYear05	4.87%
10 Years	rr_AverageAnnualReturnYear10	5.04%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 1993
Invesco Van Kampen Corporate Bond Fund | Return Before Taxes | Class R, Invesco Van Kampen Corporate Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R shares: Inception (06/06/2011)	[1]
1 Year	rr_AverageAnnualReturnYear01	8.43%
5 Years	rr_AverageAnnualReturnYear05	5.34%
10 Years	rr_AverageAnnualReturnYear10	5.52%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 6, 2011
Invesco Van Kampen Corporate Bond Fund | Return Before Taxes | Class Y, Invesco Van Kampen Corporate Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y shares: Inception (08/12/2005)
1 Year	rr_AverageAnnualReturnYear01	9.29%
5 Years	rr_AverageAnnualReturnYear05	5.90%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 12, 2005
Invesco Van Kampen Corporate Bond Fund | Return Before Taxes | Institutional Class, Invesco Van Kampen Corporate Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class shares: Inception (06/01/2010)	[2]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.92%
5 Years	rr_AverageAnnualReturnYear05	5.65%
10 Years	rr_AverageAnnualReturnYear10	5.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2010
Invesco Van Kampen Corporate Bond Fund | Return After Taxes on Distributions | Class A, Invesco Van Kampen Corporate Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A shares: Inception (09/23/1971)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	1.81%
5 Years	rr_AverageAnnualReturnYear05	2.73%
10 Years	rr_AverageAnnualReturnYear10	3.28%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 23, 1971
Invesco Van Kampen Corporate Bond Fund | Return After Taxes on Distributions | Institutional Class, Invesco Van Kampen Corporate Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class shares: Inception (06/01/2010)	[2]
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	6.95%
5 Years	rr_AverageAnnualReturnYear05	3.76%
10 Years	rr_AverageAnnualReturnYear10	3.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2010
Invesco Van Kampen Corporate Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco Van Kampen Corporate Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A shares: Inception (09/23/1971)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	2.32%
5 Years	rr_AverageAnnualReturnYear05	2.79%
10 Years	rr_AverageAnnualReturnYear10	3.28%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 23, 1971
Invesco Van Kampen Corporate Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class, Invesco Van Kampen Corporate Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class shares: Inception (06/01/2010)	[2]
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.77%
5 Years	rr_AverageAnnualReturnYear05	3.69%
10 Years	rr_AverageAnnualReturnYear10	3.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2010
Invesco Van Kampen Corporate Bond Fund | Barclays Capital U.S. Credit Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Credit Index	[3]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	8.47%
5 Years	rr_AverageAnnualReturnYear05	5.98%
10 Years	rr_AverageAnnualReturnYear10	6.55%
Since Inception	rr_AverageAnnualReturnSinceInception
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund has elected to use the Barclays Capital U.S. Credit Index to represent its broad-based securities/style specific market benchmark rather than the Barclays Capital US Corp INV Bd Index because the Barclays Capital U.S. Credit Index more closely reflects the performance of the types of securities in which the Fund invests.
Invesco Van Kampen Corporate Bond Fund | Barclays Capital US Corp INV Bd Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital US Corp INV Bd Index	[3]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	9.00%
5 Years	rr_AverageAnnualReturnYear05	6.05%
10 Years	rr_AverageAnnualReturnYear10	6.57%
Since Inception	rr_AverageAnnualReturnSinceInception
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund has elected to use the Barclays Capital U.S. Credit Index to represent its broad-based securities/style specific market benchmark rather than the Barclays Capital US Corp INV Bd Index because the Barclays Capital U.S. Credit Index more closely reflects the performance of the types of securities in which the Fund invests.
Invesco Van Kampen Corporate Bond Fund | Lipper BBB Rated Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper BBB Rated Funds Index
1 Year	rr_AverageAnnualReturnYear01	10.46%
5 Years	rr_AverageAnnualReturnYear05	5.57%
10 Years	rr_AverageAnnualReturnYear10	5.96%
Since Inception	rr_AverageAnnualReturnSinceInception

[1]	Class R shares' performance shown is that of Class A shares of the Fund's (and the predecessor fund's) restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares' performance reflects any applicable fee waiver and/or expense reimbursement.
[2]	Institutional Class shares' performance shown prior to the inception date is that of the Fund's (and the predecessor fund's) Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursement. The inception date of the predecessor fund's Class A shares is September 23, 1971.
[3]	The Fund has elected to use the Barclays Capital U.S. Credit Index to represent its broad-based securities/style specific market benchmark rather than the Barclays Capital US Corp INV Bd Index because the Barclays Capital U.S. Credit Index more closely reflects the performance of the types of securities in which the Fund invests.